Restricted Net Assets - Summary Of Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Restricted Net Assets [Abstract]
Percentage of annual appropriations set aside for payments of dividends	10.00%
Restricted portion of net asset	¥ 227.2